Pioneer Variable Contracts Trust
Pioneer Strategic Income

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2023

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 106.8%
	Senior Secured Floating Rate Loan Interests — 0.6% of Net Assets*(a)
	Chemicals-Diversified — 0.1%
19,700	LSF11 A5 HoldCo LLC, Term Loan, 8.931% (Term SOFR + 350 bps), 10/15/28	$ 19,232
	Total Chemicals-Diversified	$19,232
	Electric-Generation — 0.1%
25,000	Generation Bridge Northeast LLC, Term Loan B, 9.566% (Term SOFR + 425 bps), 8/22/29	$ 25,031
	Total Electric-Generation	$25,031
	Electronic Composition — 0.0%†
12,068	Energy Acquisition LP, First Lien Initial Term Loan, 9.772% (Term SOFR + 425 bps), 6/26/25	$ 11,975
	Total Electronic Composition	$11,975
	Finance-Special Purpose Banks — 0.0%†
12,232	Bank of Industry, Ltd., Facility, 11.67% (Term SOFR + 600 bps), 12/11/23	$ 12,258
	Total Finance-Special Purpose Banks	$12,258
	Medical-Wholesale Drug Distribution — 0.1%
31,413	Owens & Minor, Inc., Term B-1 Loan, 9.166% (Term SOFR + 375 bps), 3/29/29	$ 31,413
	Total Medical-Wholesale Drug Distribution	$31,413
	Metal Processors & Fabrication — 0.2%
52,141	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.53% (Term SOFR + 400 bps), 10/12/28	$ 51,815
	Total Metal Processors & Fabrication	$51,815
	Oil-Field Services — 0.0%†
2,750	ProFrac Holdings II LLC, Term Loan, 12.78% (Term SOFR + 725 bps), 3/4/25	$ 2,761
	Total Oil-Field Services	$2,761
	Recreational Centers — 0.1%
15,560	Fitness International LLC, Term B Loan, 8.769% (Term SOFR + 325 bps), 4/18/25	$ 15,497
	Total Recreational Centers	$15,497
	Total Senior Secured Floating Rate Loan Interests (Cost $169,119)	$169,982

Shares
	Common Stocks — 0.1% of Net Assets
	Household Durables — 0.0%†
15,463(b)	Desarrolladora Homex SAB de CV	$ 11
	Total Household Durables	$11
	Paper & Forest Products — 0.0%†
1,032	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—
	Passenger Airlines — 0.1%
1,529(b)+	Grupo Aeromexico SAB de CV	$ 19,740
	Total Passenger Airlines	$19,740
	Total Common Stocks (Cost $30,517)	$19,751

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Asset Backed Securities — 3.9% of Net Assets
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	$ 98,398
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 7.647% (1 Month Term SOFR + 231 bps), 8/15/34 (144A)	93,424
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 8.847% (1 Month Term SOFR + 351 bps), 11/15/36 (144A)	91,625
100,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	102,195
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	75,294
100,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	66,164
100,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	94,295
16,474(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	14,849
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	99,484
100,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	70,044
150,000(c)	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (144A)	145,992
100,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	94,019
139,487	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	129,638
	Total Asset Backed Securities (Cost $1,267,200)	$1,175,421

	Collateralized Mortgage Obligations—11.0% of Net Assets
100,000(d)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 59,742
100,000(d)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	61,282
94,038(d)	CIM Trust, Series 2021-J2, Class B3, 2.671%, 4/25/51 (144A)	63,496
94,965(d)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.989%, 5/25/51 (144A)	70,800
20,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 9.079% (SOFR30A + 376 bps), 2/25/40 (144A)	20,823
50,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 9.079% (SOFR30A + 376 bps), 2/25/40 (144A)	52,109
170,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 9.815% (SOFR30A + 450 bps), 1/25/42 (144A)	173,825
150,000(a)(e)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.265% (SOFR30A + 395 bps), 9/26/33 (144A)	150,000
80,516(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 0.602% (SOFR30A + 592 bps), 7/15/42	5,810
44,171(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.122% (SOFR30A + 644 bps), 8/15/42	4,253
41,404(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	7,803
54,777(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	10,620
626	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	615
22,954(a)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 1.121% (SOFR30A + 644 bps), 8/25/41	1,405
16,720(a)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 0.771% (SOFR30A + 609 bps), 6/25/48	1,295
19,146(a)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 0.621% (SOFR30A + 594 bps), 7/25/49	961
17,972(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 0.621% (SOFR30A + 594 bps), 8/25/49	1,576
17,839(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 0.621% (SOFR30A + 594 bps), 8/25/49	1,567
95,012(d)	Flagstar Mortgage Trust, Series 2021-7, Class B3, 2.929%, 8/25/51 (144A)	60,744
50,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, 8.315% (SOFR30A + 300 bps), 12/25/50 (144A)	49,156

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
50,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.965% (SOFR30A + 565 bps), 12/25/50 (144A)	$ 51,562
8,724(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA2, Class M2, 8.529% (SOFR30A + 321 bps), 3/25/50 (144A)	8,997
30,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2, 15.429% (SOFR30A + 1,011 bps), 7/25/50 (144A)	37,417
45,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class B1, 9.065% (SOFR30A + 375 bps), 12/25/41 (144A)	44,691
95,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B1, 10.065% (SOFR30A + 475 bps), 2/25/42 (144A)	96,069
60,000(a)	Freddie Mac STACR Trust, Series 2019-HRP1, Class B1, 9.479% (SOFR30A + 416 bps), 2/25/49 (144A)	61,500
70,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 9.315% (SOFR30A + 400 bps), 11/25/50 (144A)	74,071
80,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 12.715% (SOFR30A + 740 bps), 11/25/50 (144A)	87,821
11,106	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	10,712
200	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	199
90,017(f)	Government National Mortgage Association, Series 2019-110, Class PI, 3.50%, 9/20/49	15,386
147,484(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 0.000% (1 Month Term SOFR + 331 bps), 9/20/49	949
217,194(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	34,498
215,299(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	27,229
106,038(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	18,604
121,228(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 3.35% (1 Month Term SOFR + 324 bps), 1/20/50	1,171
100,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	64,373
95,690(d)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.834%, 5/28/52 (144A)	63,125
93,639(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.226%, 7/25/51 (144A)	71,700
94,520(d)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	61,659
142,055(d)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.846%, 12/25/51 (144A)	92,866
94,365(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.98%, 10/25/51 (144A)	61,837
96,690(d)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.113%, 8/25/52 (144A)	67,146
100,000(d)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	64,234
96,456(d)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.295%, 3/25/52 (144A)	64,637
100,000(d)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.524%, 7/25/52 (144A)	57,119
62,350(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 7.115% (SOFR30A + 180 bps), 3/25/51 (144A)	57,511
100,000(d)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	59,387
97,088(d)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.53%, 4/25/52 (144A)	66,524
100,000(d)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	73,369
93,307(d)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 2.721%, 5/25/51 (144A)	66,765
94,034(d)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.637%, 10/25/51 (144A)	64,442
95,597(d)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.703%, 12/25/51 (144A)	65,606
93,927(d)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.707%, 7/25/51 (144A)	67,577
98,872(d)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.188%, 5/25/52 (144A)	67,512
100,000(d)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	59,003
100,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.84%, 10/25/56 (144A)	73,429
100,000(d)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.897%, 7/25/57 (144A)	76,389
100,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.584% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	94,129

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
90,500(d)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	$ 73,603
54,090(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 9.334% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	54,352
92,284(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.915%, 9/25/50 (144A)	69,446
100,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	58,764
97,194(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.437%, 3/25/52 (144A)	66,135
	Total Collateralized Mortgage Obligations (Cost $4,220,039)	$3,251,397

	Commercial Mortgage-Backed Securities—5.5% of Net Assets
100,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.163% (SOFR30A + 285 bps), 1/20/37 (144A)	$ 93,877
100,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.391%, 9/15/48 (144A)	54,169
50,000(a)	BX Trust, Series 2021-ARIA, Class E, 7.691% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	47,458
65,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 8.164% (1 Month Term SOFR + 284 bps), 11/15/38 (144A)	58,371
1,355,672(d)(f)	COMM Mortgage Trust, Series 2014-CR19, Class XA, 1.08%, 8/10/47	7,429
35,000(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	29,972
100,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.392%, 4/15/50	73,544
25,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.708%, 11/15/48	20,140
100,000(d)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%, 12/10/36 (144A)	95,225
75,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.315% (SOFR30A + 400 bps), 11/25/51 (144A)	71,173
49,000(d)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.924%, 12/25/26 (144A)	44,406
50,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.216%, 7/25/27 (144A)	45,266
75,000(d)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.947%, 12/25/27 (144A)	66,161
25,000(d)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.223%, 10/25/31 (144A)	20,402
56,800(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	51,554
50,000(d)	FREMF Trust, Series 2018-KW04, Class B, 4.061%, 9/25/28 (144A)	42,058
100,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.954% (1 Month Term SOFR + 261 bps), 12/15/36 (144A)	94,724
100,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.99%, 12/5/38 (144A)	55,243
50,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	44,009
100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	64,000
15,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	10,695
100,000(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	80,520
92,396(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.679% (SOFR30A + 336 bps), 10/25/49 (144A)	89,998
40,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	22,760
100,000(d)	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class E, 3.704%, 3/11/31 (144A)	73,269
50,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.384% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	47,005
100,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.337%, 2/25/52 (144A)	73,259
100,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	69,081
100,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	66,870
1,000,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.49%, 3/15/51	14,965
	Total Commercial Mortgage-Backed Securities (Cost $2,012,955)	$1,627,603

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Convertible Corporate Bonds — 0.8% of Net Assets
	Airlines — 0.1%
51,000	Spirit Airlines, Inc., 1.00%, 5/15/26	$ 42,407
	Total Airlines	$42,407
	Biotechnology — 0.1%
35,000	Insmed, Inc., 1.75%, 1/15/25	$ 34,440
	Total Biotechnology	$34,440
	Entertainment — 0.4%
122,000(g)	DraftKings Holdings, Inc., 3/15/28	$ 92,293
15,000	IMAX Corp., 0.50%, 4/1/26	13,987
	Total Entertainment	$106,280
	Software — 0.2%
22,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 19,008
47,000	Verint Systems, Inc., 0.25%, 4/15/26	40,126
	Total Software	$59,134
	Total Convertible Corporate Bonds (Cost $285,618)	$242,261

	Corporate Bonds — 28.3% of Net Assets
	Aerospace & Defense — 0.6%
165,000	Boeing Co., 5.805%, 5/1/50	$ 149,410
15,000	Bombardier, Inc., 7.50%, 2/1/29 (144A)	14,235
20,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	19,776
	Total Aerospace & Defense	$183,421
	Airlines — 1.3%
124,229(h)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 99,492
13,650	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	11,860
200,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	187,300
17,565	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	15,805
75,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	57,927
15,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 7.875%, 5/1/27 (144A)	12,919
	Total Airlines	$385,303
	Auto Manufacturers — 1.2%
135,000	Ford Motor Co., 4.346%, 12/8/26	$ 129,432
42,000	Ford Motor Co., 5.291%, 12/8/46	31,934
40,000	Ford Motor Co., 6.10%, 8/19/32	37,677
165,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	161,140
	Total Auto Manufacturers	$360,183
	Banks — 8.9%
200,000(d)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 147,168
200,000(d)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	151,364
77,000(d)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	64,176
200,000(d)	Barclays Plc, 7.437% (1 Year CMT Index + 350 bps), 11/2/33	205,376
250,000(d)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	186,213
KZT100,000,000	Development Bank of Kazakhstan JSC, 10.95%, 5/6/26	175,928
25,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	21,971
25,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	25,005
5,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	5,111

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Banks — (continued)
220,000(d)(i)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	$ 141,833
200,000(d)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	147,369
200,000(d)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	177,485
100,000(d)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	75,580
100,000(d)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	89,102
20,000(d)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	18,693
235,000(d)(i)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	170,877
200,000(d)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	125,485
200,000(d)	Standard Chartered Plc, 6.296% (1 Year CMT Index + 258 bps), 7/6/34 (144A)	192,930
200,000(d)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	178,835
200,000(d)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	167,661
200,000(d)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	188,406
	Total Banks	$2,656,568
	Building Materials — 0.4%
75,000(e)	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 74,156
50,000	Fortune Brands Innovations, Inc., 4.50%, 3/25/52	36,830
	Total Building Materials	$110,986
	Chemicals — 0.3%
85,000	Albemarle Corp., 5.05%, 6/1/32	$ 77,114
50,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	26,085
	Total Chemicals	$103,199
	Commercial Services — 0.8%
45,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 42,639
35,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	32,027
39,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	31,898
24,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	22,947
104,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	96,321
	Total Commercial Services	$225,832
	Diversified Financial Services — 4.3%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 119,237
150,000	Air Lease Corp., 2.875%, 1/15/32	116,913
70,000	Air Lease Corp., 3.125%, 12/1/30	56,998
24,000	Ally Financial, Inc., 6.70%, 2/14/33	20,834
65,000(d)	Ally Financial, Inc., 6.992% (SOFR + 326 bps), 6/13/29	63,602
76,000	Ally Financial, Inc., 8.00%, 11/1/31	76,732
105,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	103,163
87,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	81,472
60,000(d)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	41,116
60,000(d)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	54,072
140,000(d)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	132,120
50,000(d)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	47,545
161,346(h)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	153,682
55,000	OneMain Finance Corp., 3.50%, 1/15/27	47,094
130,000	OneMain Finance Corp., 4.00%, 9/15/30	97,546
84,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	70,980
	Total Diversified Financial Services	$1,283,106

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — 0.3%
75,000(d)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 61,125
35,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	34,329
	Total Electric	$95,454
	Electrical Components & Equipments — 0.3%
EUR100,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	$ 84,272
	Total Electrical Components & Equipments	$84,272
	Energy-Alternate Sources — 0.1%
35,226	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 31,631
	Total Energy-Alternate Sources	$31,631
	Entertainment — 0.6%
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 159,655
25,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	21,562
	Total Entertainment	$181,217
	Food — 0.5%
13,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32	$ 9,807
105,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33	96,029
45,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52	40,288
	Total Food	$146,124
	Gas — 0.4%
120,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 115,804
	Total Gas	$115,804
	Hand & Machine Tools — 0.2%
50,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	$ 48,299
	Total Hand & Machine Tools	$48,299
	Insurance — 0.5%
120,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	$ 89,884
85,000	Liberty Mutual Group, Inc., 5.50%, 6/15/52 (144A)	72,839
	Total Insurance	$162,723
	Iron & Steel — 0.2%
3,000	ATI, Inc., 7.25%, 8/15/30	$ 2,978
30,000	Commercial Metals Co., 4.375%, 3/15/32	25,162
40,000	TMS International Corp., 6.25%, 4/15/29 (144A)	33,080
	Total Iron & Steel	$61,220
	Leisure Time — 0.1%
10,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	$ 8,825
15,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30 (144A)	14,866
5,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	4,525
	Total Leisure Time	$28,216
	Lodging — 0.1%
30,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 26,023
	Total Lodging	$26,023
	Media — 0.4%
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 7,651

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Media — (continued)
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$ 104,931
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	14,488
19,000(j)	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	380
	Total Media	$127,450
	Mining — 0.6%
115,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 98,677
107,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	83,728
	Total Mining	$182,405
	Multi-National — 0.2%
INR4,700,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	$ 53,754
	Total Multi-National	$53,754
	Oil & Gas — 1.6%
150,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	$ 144,972
55,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	55,651
20,000	CITGO Petroleum Corp., 8.375%, 1/15/29 (144A)	19,974
35,000	Matador Resources Co., 6.875%, 4/15/28 (144A)	34,364
40,000	Petroleos Mexicanos, 6.70%, 2/16/32	29,687
22,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	22,000
28,500	Transocean, Inc., 8.75%, 2/15/30 (144A)	29,141
45,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	42,579
130,000	YPF SA, 6.95%, 7/21/27 (144A)	104,294
	Total Oil & Gas	$482,662
	Oil & Gas Services — 0.2%
50,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 49,375
	Total Oil & Gas Services	$49,375
	Pharmaceuticals — 0.4%
31,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ 22,010
EUR100,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	90,173
75,000	Tricida, Inc., 3.50%, 5/15/27	—
75,000	Tricida, Inc., 3.50%, 5/15/27	—
	Total Pharmaceuticals	$112,183
	Pipelines — 1.8%
50,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	$ 50,923
50,000(d)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	49,589
35,000	Energy Transfer LP, 6.00%, 6/15/48	31,064
19,000	Energy Transfer LP, 6.10%, 2/15/42	17,103
15,000(d)(i)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	11,954
178,000(d)(i)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	153,466
9,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	6,759
135,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	105,479
34,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	28,220
20,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	19,803
50,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	49,153
	Total Pipelines	$523,513

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	REITs — 0.5%
6,000	Highwoods Realty LP, 2.60%, 2/1/31	$ 4,308
6,000	Highwoods Realty LP, 3.05%, 2/15/30	4,611
155,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	96,793
30,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	19,644
20,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	19,589
	Total REITs	$144,945
	Retail — 0.1%
35,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	$ 29,757
	Total Retail	$29,757
	Semiconductors — 0.2%
65,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	$ 56,408
	Total Semiconductors	$56,408
	Software — 0.2%
60,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 50,190
	Total Software	$50,190
	Telecommunications — 0.8%
50,000	CommScope Technologies LLC, 5.00%, 3/15/27 (144A)	$ 28,377
24,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	24,158
EUR100,000	Lorca Telecom Bondco SA, 4.00%, 9/18/27 (144A)	98,116
50,000	T-Mobile USA, Inc., 5.75%, 1/15/34	48,776
35,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	27,817
	Total Telecommunications	$227,244
	Transportation — 0.1%
32,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 25,677
60,000(j)	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	75
	Total Transportation	$25,752
	Trucking & Leasing — 0.1%
45,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	$ 44,436
	Total Trucking & Leasing	$44,436
	Total Corporate Bonds (Cost $9,789,335)	$8,399,655

Shares
	Convertible Preferred Stock — 1.1% of Net Assets
	Banks — 1.1%
293(i)	Wells Fargo & Co., 7.50%	$ 326,695
	Total Banks	$326,695
	Total Convertible Preferred Stock (Cost $363,027)	$326,695

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Face Amount USD ($)		Value
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
20,578(b)(k)+	Lorenz Re 2019, 6/30/24	$ 202
	Total Reinsurance Sidecars	$202
	Total Insurance-Linked Securities (Cost $3,425)	$202

Principal Amount USD ($)
	Foreign Government Bonds — 2.8% of Net Assets
	Argentina — 0.9%
6,500	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 1,804
145,500(c)	Argentine Republic Government International Bond, 3.625%, 7/9/35	35,888
250,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	228,848
	Total Argentina	$266,540
	Indonesia — 0.4%
IDR1,784,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 113,737
	Total Indonesia	$113,737
	Ivory Coast — 0.6%
EUR100,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 80,351
EUR100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	87,202
	Total Ivory Coast	$167,553
	Serbia — 0.2%
EUR100,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 62,431
	Total Serbia	$62,431
	Supranational — 0.6%
INR4,000,000	International Bank for Reconstruction & Development, 6.500%, 4/17/30	$ 47,038
INR5,500,000	International Bank for Reconstruction & Development, 6.850%, 4/24/28	64,845
KZT11,000,000	International Bank for Reconstruction & Development, 12.500%, 2/21/25	22,311
COP200,000,000	International Finance Corp., 3.590%, 2/26/26	40,581
	Total Supranational	$174,775
	Uruguay — 0.1%
UYU1,790,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 46,668
	Total Uruguay	$46,668
	Total Foreign Government Bonds (Cost $1,028,525)	$831,704

	U.S. Government and Agency Obligations — 51.6% of Net Assets
88,648	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 68,413
89,298	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	68,915
89,504	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	69,073
268,187	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	214,027
8,197	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	7,653
1,306	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	1,106
24,409	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	21,619
86,349	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	74,916

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
51,723	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	$ 44,962
4,917	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	4,448
99,085	Federal Home Loan Mortgage Corp., 4.500%, 3/1/53	91,195
95	Federal Home Loan Mortgage Corp., 5.000%, 5/1/34	93
2,066	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	2,025
8,044	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	7,869
92,876	Federal Home Loan Mortgage Corp., 5.000%, 10/1/52	89,305
97,042	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	91,605
95,390	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	90,031
4,255	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	4,256
92,964	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	91,255
100,174	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	98,894
99,963	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	98,685
200,000	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	200,966
305,469	Federal National Mortgage Association, 1.500%, 11/1/41	235,789
89,099	Federal National Mortgage Association, 1.500%, 1/1/42	68,773
90,787	Federal National Mortgage Association, 1.500%, 2/1/42	70,076
100,000	Federal National Mortgage Association, 2.000%, 10/15/38 (TBA)	85,740
117,517	Federal National Mortgage Association, 2.000%, 12/1/41	93,445
176,235	Federal National Mortgage Association, 2.000%, 4/1/42	140,304
60,780	Federal National Mortgage Association, 2.000%, 11/1/51	47,081
100,000	Federal National Mortgage Association, 2.500%, 10/1/38 (TBA)	88,109
68,928	Federal National Mortgage Association, 2.500%, 9/1/50	55,769
76,104	Federal National Mortgage Association, 2.500%, 9/1/50	61,424
244,570	Federal National Mortgage Association, 2.500%, 5/1/51	197,385
86,352	Federal National Mortgage Association, 2.500%, 11/1/51	69,605
87,755	Federal National Mortgage Association, 2.500%, 12/1/51	70,387
89,090	Federal National Mortgage Association, 2.500%, 1/1/52	71,445
87,588	Federal National Mortgage Association, 2.500%, 2/1/52	70,556
446,987	Federal National Mortgage Association, 2.500%, 4/1/52	355,373
300,000	Federal National Mortgage Association, 2.500%, 10/1/53 (TBA)	238,089
11,467	Federal National Mortgage Association, 3.000%, 10/1/30	10,688
519	Federal National Mortgage Association, 3.000%, 5/1/46	439
843	Federal National Mortgage Association, 3.000%, 10/1/46	713
449	Federal National Mortgage Association, 3.000%, 1/1/47	379
126,953	Federal National Mortgage Association, 3.000%, 1/1/52	106,402
172,313	Federal National Mortgage Association, 3.000%, 3/1/52	145,537
99,928	Federal National Mortgage Association, 3.000%, 6/1/52	82,695
400,000	Federal National Mortgage Association, 3.000%, 10/1/53 (TBA)	330,703
86,030	Federal National Mortgage Association, 3.500%, 3/1/52	74,128
87,236	Federal National Mortgage Association, 3.500%, 4/1/52	75,083
30,078	Federal National Mortgage Association, 3.500%, 4/1/52	26,139
87,981	Federal National Mortgage Association, 3.500%, 5/1/52	76,332
26,718	Federal National Mortgage Association, 4.000%, 10/1/40	24,464
3,678	Federal National Mortgage Association, 4.000%, 12/1/40	3,368
17,662	Federal National Mortgage Association, 4.000%, 11/1/43	16,159
13,018	Federal National Mortgage Association, 4.000%, 11/1/50	11,675
9,985	Federal National Mortgage Association, 4.000%, 6/1/51	8,924
27,852	Federal National Mortgage Association, 4.000%, 7/1/51	24,865

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
200,000	Federal National Mortgage Association, 4.500%, 10/15/38 (TBA)	$ 191,681
19,986	Federal National Mortgage Association, 4.500%, 11/1/40	18,854
11,833	Federal National Mortgage Association, 4.500%, 5/1/41	11,178
33,703	Federal National Mortgage Association, 4.500%, 9/1/43	31,839
32,159	Federal National Mortgage Association, 4.500%, 1/1/44	30,380
26,491	Federal National Mortgage Association, 4.500%, 6/1/44	25,025
82,324	Federal National Mortgage Association, 4.500%, 7/1/44	77,341
8,776	Federal National Mortgage Association, 5.000%, 4/1/30	8,528
300,000	Federal National Mortgage Association, 5.000%, 10/1/38 (TBA)	292,125
9,357	Federal National Mortgage Association, 5.000%, 1/1/39	9,115
2,330	Federal National Mortgage Association, 5.000%, 6/1/40	2,278
169,625	Federal National Mortgage Association, 5.000%, 10/1/52	160,153
300,000	Federal National Mortgage Association, 5.500%, 10/15/38 (TBA)	296,777
93,736	Federal National Mortgage Association, 5.500%, 4/1/50	92,013
97,335	Federal National Mortgage Association, 5.500%, 4/1/53	94,212
196,897	Federal National Mortgage Association, 5.500%, 8/1/53	190,353
212,000	Federal National Mortgage Association, 5.500%, 9/1/53	204,954
43,000	Federal National Mortgage Association, 5.500%, 9/1/53	41,571
45,000	Federal National Mortgage Association, 5.500%, 9/1/53	43,504
100,000	Federal National Mortgage Association, 5.500%, 10/1/53	96,677
60	Federal National Mortgage Association, 6.000%, 3/1/32	60
97,874	Federal National Mortgage Association, 6.000%, 5/1/53	97,862
99,599	Federal National Mortgage Association, 6.000%, 7/1/53	98,990
99,272	Federal National Mortgage Association, 6.000%, 8/1/53	98,003
100,000	Federal National Mortgage Association, 6.000%, 9/1/53	98,722
400,000	Federal National Mortgage Association, 6.000%, 10/1/53	394,887
82,369	Federal National Mortgage Association, 6.500%, 8/1/53	82,949
100,000	Federal National Mortgage Association, 6.500%, 9/1/53	100,532
200,000	Government National Mortgage Association, 3.000%, 10/15/53 (TBA)	169,484
290,000	Government National Mortgage Association, 3.500%, 10/15/53 (TBA)	253,999
200,000	Government National Mortgage Association, 5.000%, 10/15/53 (TBA)	189,516
200,000	Government National Mortgage Association, 5.500%, 10/15/53 (TBA)	194,078
300,000	Government National Mortgage Association, 6.000%, 10/15/53 (TBA)	297,258
100,000	Government National Mortgage Association, 6.500%, 10/15/53 (TBA)	100,563
3,438	Government National Mortgage Association I, 3.500%, 10/15/42	3,089
448	Government National Mortgage Association I, 4.000%, 12/15/41	411
59,749	Government National Mortgage Association I, 4.000%, 4/15/42	55,462
48,967	Government National Mortgage Association I, 4.000%, 8/15/43	45,306
3,315	Government National Mortgage Association I, 4.000%, 3/15/44	3,051
7,761	Government National Mortgage Association I, 4.000%, 9/15/44	7,142
7,095	Government National Mortgage Association I, 4.000%, 4/15/45	6,533
11,907	Government National Mortgage Association I, 4.000%, 6/15/45	11,033
1,472	Government National Mortgage Association I, 4.500%, 9/15/33	1,400
2,985	Government National Mortgage Association I, 4.500%, 4/15/35	2,821
8,778	Government National Mortgage Association I, 4.500%, 1/15/40	8,395
32,208	Government National Mortgage Association I, 4.500%, 3/15/40	30,611
6,397	Government National Mortgage Association I, 4.500%, 9/15/40	6,112
7,014	Government National Mortgage Association I, 4.500%, 7/15/41	6,666
1,907	Government National Mortgage Association I, 5.000%, 4/15/35	1,858

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,647	Government National Mortgage Association I, 5.500%, 1/15/34	$ 1,616
2,318	Government National Mortgage Association I, 5.500%, 4/15/34	2,294
675	Government National Mortgage Association I, 5.500%, 7/15/34	665
3,484	Government National Mortgage Association I, 5.500%, 6/15/35	3,385
292	Government National Mortgage Association I, 6.000%, 2/15/33	297
454	Government National Mortgage Association I, 6.000%, 3/15/33	466
455	Government National Mortgage Association I, 6.000%, 3/15/33	450
548	Government National Mortgage Association I, 6.000%, 6/15/33	549
665	Government National Mortgage Association I, 6.000%, 7/15/33	665
585	Government National Mortgage Association I, 6.000%, 7/15/33	580
476	Government National Mortgage Association I, 6.000%, 9/15/33	472
486	Government National Mortgage Association I, 6.000%, 10/15/33	482
169	Government National Mortgage Association I, 6.500%, 3/15/29	171
724	Government National Mortgage Association I, 6.500%, 1/15/30	729
116	Government National Mortgage Association I, 6.500%, 2/15/32	117
110	Government National Mortgage Association I, 6.500%, 3/15/32	112
229	Government National Mortgage Association I, 6.500%, 11/15/32	231
3,996	Government National Mortgage Association II, 3.500%, 4/20/45	3,556
6,557	Government National Mortgage Association II, 3.500%, 4/20/45	5,835
7,405	Government National Mortgage Association II, 3.500%, 3/20/46	6,594
12,020	Government National Mortgage Association II, 4.000%, 9/20/44	11,086
15,633	Government National Mortgage Association II, 4.000%, 10/20/46	14,305
13,907	Government National Mortgage Association II, 4.000%, 1/20/47	12,738
9,714	Government National Mortgage Association II, 4.000%, 2/20/48	8,801
11,896	Government National Mortgage Association II, 4.000%, 4/20/48	10,792
4,228	Government National Mortgage Association II, 4.500%, 9/20/41	4,012
10,948	Government National Mortgage Association II, 4.500%, 9/20/44	10,433
4,830	Government National Mortgage Association II, 4.500%, 10/20/44	4,589
9,878	Government National Mortgage Association II, 4.500%, 11/20/44	9,386
95,463	Government National Mortgage Association II, 4.500%, 9/20/52	88,277
1,248	Government National Mortgage Association II, 5.500%, 3/20/34	1,246
2,029	Government National Mortgage Association II, 6.000%, 11/20/33	2,074
200,000(g)	U.S. Treasury Bills, 10/5/23	199,912
900,000(g)	U.S. Treasury Bills, 10/12/23	898,681
900,000(g)	U.S. Treasury Bills, 10/24/23	897,098
324,200	U.S. Treasury Bonds, 2.250%, 2/15/52	198,952
1,138,000	U.S. Treasury Bonds, 3.000%, 2/15/48	832,607
725,700(e)	U.S. Treasury Bonds, 4.375%, 8/15/43	677,055
267,379	U.S. Treasury Inflation Indexed Bonds, 1.500%, 2/15/53	220,956
656,400	U.S. Treasury Notes, 3.875%, 12/31/27	636,170
1,770,400(e)	U.S. Treasury Notes, 4.500%, 9/30/30	1,770,953
	Total U.S. Government and Agency Obligations (Cost $16,074,668)	$15,304,094

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	SHORT TERM INVESTMENTS — 1.1% of Net Assets
	Open-End Fund — 1.1%
317,770(l)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 317,770
		$317,770
	TOTAL SHORT TERM INVESTMENTS (Cost $317,770)	$317,770
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Options Purchased — 0.0%†
300,000	Put EUR Call USD	Citibank NA	EUR 6,340	EUR 1.02	11/28/23	$ 426
800,000	Put USD Call JPY	Goldman Sachs & Co.	USD 30,406	USD 125.00	1/5/24	138
800,000	Put USD Call JPY	Goldman Sachs & Co.	USD 26,112	USD 141.00	1/5/24	4,868
	Total Over The Counter (OTC) Currency Put Options Purchased (Premiums paid $ 62,858)					$5,432

	TOTAL OPTIONS PURCHASED (Premiums paid $ 62,858)					$5,432

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 106.8% (Cost $35,625,056)					$31,671,967
Shares		Net Realized Gain (Loss) for the period ended 9/30/23	Net Unrealized Appreciation (Depreciation) for the period ended 9/30/23	Capital Gain Distributions for the period ended 9/30/23	Dividend Income for the period ended 9/30/23
	Affiliated Issuer — 3.2%
	Closed-End Fund — 3.2% of Net Assets
101,753(m)	Pioneer ILS Interval Fund	$—	$113,963	$—	$—	$ 939,175
	Total Investments in Affiliated Issuer — 3.2% (Cost $1,036,154)					$939,175
Principal Amount USD ($)
	TBA Sales Commitments — (2.6)% of Net Assets
	U.S. Government and Agency Obligations — (2.6)%
(300,000)	Federal National Mortgage Association, 5.000%, 10/1/53 (TBA)	$ (283,031)
(300,000)	Federal National Mortgage Association, 5.500%, 10/1/53 (TBA)	(289,910)
(100,000)	Federal National Mortgage Association, 6.000%, 10/1/53 (TBA)	(98,688)
(100,000)	Government National Mortgage Association, 4.500%, 10/15/53 (TBA)	(92,379)
	TOTAL TBA SALES COMMITMENTS (Proceeds $772,114)	$(764,008)

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Currency Call Option Written — (0.0)%†
300,000	Call EUR Put USD	Citibank NA	EUR 6,340	EUR 1.10	11/28/23	$ (360)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $6,340)					$(360)

	OTHER ASSETS AND LIABILITIES — (7.4)%					$(2,194,694)
	net assets — 100.0%					$29,652,080

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2023, the value of these securities amounted to $11,091,263, or 37.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2023.
(b)	Non-income producing security.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2023.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2023.
(e)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Security is in default.
(k)	Issued as preference shares.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2023.
(m)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management, Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 3,425	$ 202
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	15,000	USD	16,485	Bank of America NA	11/21/23	$(590)
AUD	407,000	USD	262,955	Citibank NA	11/21/23	(798)
EUR	147,338	SEK	1,700,000	Citibank NA	10/26/23	7,262
SEK	1,700,000	EUR	147,338	Citibank NA	10/26/23	(7,440)
USD	134,423	KZT	61,700,000	Citibank NA	11/2/23	7,646

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	116,447	IDR	1,794,500,000	Citibank NA	12/15/23	$639
INR	13,400,000	USD	162,888	Goldman Sachs & Co.	11/2/23	(1,964)
AUD	235,000	NZD	253,077	HSBC Bank USA NA	12/19/23	2,220
EUR	140,000	USD	153,749	HSBC Bank USA NA	11/21/23	(5,397)
NZD	253,077	AUD	235,000	HSBC Bank USA NA	12/19/23	(2,380)
USD	248,152	EUR	228,000	JPMorgan Chase Bank NA	11/21/23	6,551
EUR	809,000	USD	907,111	State Street Bank & Trust Co.	10/24/23	(50,890)
USD	75,854	CAD	100,000	State Street Bank & Trust Co.	11/2/23	2,195
USD	632,175	EUR	595,000	State Street Bank & Trust Co.	12/18/23	681
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(42,265)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
5	U.S. 2 Year Note (CBT)	12/29/23	$1,017,246	$1,013,555	$(3,691)
60	U.S. 5 Year Note (CBT)	12/29/23	6,369,471	6,321,563	(47,908)
11	U.S. 10 Year Ultra Bond (CBT)	12/19/23	1,249,031	1,227,187	(21,844)
			$8,635,748	$8,562,305	$(73,443)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
6	Euro-Bund	12/7/23	$(839,107)	$(816,028)	$23,079
1	U.S. 10 Year Note (CBT)	12/19/23	(110,144)	(108,062)	2,082
3	U.S. Ultra Bond (CBT)	12/19/23	(383,577)	(356,063)	27,514
			$(1,332,828)	$(1,280,153)	$52,675
TOTAL FUTURES CONTRACTS			$7,302,920	$7,282,152	$(20,768)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
2,340,000	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	$(22,499)	$672	$(21,827)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(22,499)	$672	$(21,827)
TOTAL SWAP CONTRACTS					$(22,499)	$672	$(21,827)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
AUD	— Australia Dollar
CAD	— Canada Dollar
COP	— Colombia Peso
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KZT	— Kazakhstan Tenge
NZD	— New Zealand Dollar
SEK	— Sweden Krona
USD	— United States Dollar
UYU	— Uruguay Peso

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2023, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$169,982	$—	$169,982
Common Stocks
Household Durables	11	—	—	11
Passenger Airlines	—	—	19,740	19,740
Asset Backed Securities	—	1,175,421	—	1,175,421
Collateralized Mortgage Obligations	—	3,251,397	—	3,251,397
Commercial Mortgage-Backed Securities	—	1,627,603	—	1,627,603
Convertible Corporate Bonds	—	242,261	—	242,261
Corporate Bonds	—	8,399,655	—	8,399,655
Convertible Preferred Stock	326,695	—	—	326,695
Insurance-Linked Securities
Reinsurance Sidecars	—	—	202	202
Foreign Government Bonds	—	831,704	—	831,704
U.S. Government and Agency Obligations	—	15,304,094	—	15,304,094
Open-End Fund	317,770	—	—	317,770
Over The Counter (OTC) Currency Put Options Purchased	—	5,432	—	5,432
Affiliated Closed-End Fund	939,175	—	—	939,175
Total Investments in Securities	$1,583,651	$31,007,549	$19,942	$32,611,142
Liabilities
TBA Sales Commitments	$—	$(764,008)	$—	$(764,008)
Total Liabilities	$—	$(764,008)	$—	$(764,008)
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$—	$(360)	$—	$(360)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(42,265)	—	(42,265)
Net unrealized depreciation on futures contracts	(20,768)	—	—	(20,768)
Swap contracts, at value	—	(21,827)	—	(21,827)
Total Other Financial Instruments	$(20,768)	$(64,452)	$—	$(85,220)
During the period ended September 30, 2023, there were no significant transfers in or out of Level 3.